Income Tax Expense (Details) - Schedule of Unrecognised Deferred Tax Assets (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unrecognised Deferred Tax Assets [Abstract]
Temporary difference rate, percentage	27.50%	27.50%
Tax losses rate, percentage	25.50%	25.50%